Stock Compensation Expense (Details) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 24, 2021	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Stock Compensation Expense (Details) [Line Items]
Options granted and vesting expense (in Dollars)			$ 500,000	$ 100
Stock based compensation expense (in Dollars)			1,600,000
Stock based compensation expense (in Dollars)			$ 1,600,000	$ 0
2022 Omnibus Incentive Plan [Member]
Stock Compensation Expense (Details) [Line Items]
Common stock, reserved for issuance	12,358,689
Common stock, reserved for issuance per share (in Dollars per share)	$ 0.0001
Shares of common stock are subject to restricted stock award			655,000
2022 Employee Stock Purchase Plan [Member]
Stock Compensation Expense (Details) [Line Items]
Common stock, reserved for issuance	1,791,416
Percentage of diluted shares outstanding	2.00%
Percentage of fair market value	85.00%
Amended and Restated 2019 Equity Incentive Plan [Member] | Common Stock [Member]
Stock Compensation Expense (Details) [Line Items]
Aggregate number of shares authorized		10,500,000
Common stock, shares issued		23,380,173
Shares of vesting and exercise of stock options			18,863,654
Shares of restricted stock awards			1,649,962
Maximum [Member] | 2022 Employee Stock Purchase Plan [Member]
Stock Compensation Expense (Details) [Line Items]
Common stock, reserved for issuance	75,000,000
Percentage of employee authorize payroll deduction	15.00%
Minimum [Member] | 2022 Employee Stock Purchase Plan [Member]
Stock Compensation Expense (Details) [Line Items]
Percentage of employee authorize payroll deduction	1.00%
Nonvested Stock Options [Member]
Stock Compensation Expense (Details) [Line Items]
Granted			0	11,545,084
Nonvested Stock Warrants [Member]
Stock Compensation Expense (Details) [Line Items]
Granted
Nonvested RSAs [Member]
Stock Compensation Expense (Details) [Line Items]
Granted			2,899,372	1,391,930
Nonvested RSUs [Member]
Stock Compensation Expense (Details) [Line Items]
Granted			1,124,674	0
Restricted Stock Units (RSUs) [Member]
Stock Compensation Expense (Details) [Line Items]
Options granted and vesting expense (in Dollars)			$ 9,000,000